CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
(Loss) income for the year	$ (642,417)	$ 731,258	$ 873,900
Adjustments for:
Depreciation and amortization	678,806	539,521	664,357
Impairment charge	622,402
Income tax accruals less payments	(117,214)	(193,417)	58,494
Equity in earnings of non-consolidated companies	(108,799)	(82,036)	(193,994)
Interest accruals less payments, net	(538)	(4,381)	6,151
Changes in provisions	(13,175)	2,739	(8,396)
Changes in working capital	1,059,135	523,109	(737,952)
Currency translation adjustment and others	42,183	11,146	(51,758)
Net cash provided by operating activities	1,520,383	1,527,939	610,802
Cash flows from investing activities
Capital expenditures	(193,322)	(350,174)	(349,473)
Changes in advance to suppliers of property, plant and equipment	(1,031)	3,820	4,851
Acquisition of subsidiaries, net of cash acquired	(1,025,367)	(132,845)
Investment in companies under cost method		(2,933)
Additions to associated companies		(19,610)
Loan to non-consolidated companies			(14,740)
Repayment of loan by non-consolidated companies		40,470	9,370
Proceeds from disposal of property, plant and equipment and intangible assets	14,394	2,091	6,010
Dividends received from non-consolidated companies	278	28,974	25,722
Changes in investments in securities	(887,216)	389,815	717,368
Net cash (used in) provided by investing activities	(2,092,264)	(40,392)	399,108
Cash flows from financing activities
Dividends paid	(82,637)	(484,020)	(484,020)
Dividends paid to non-controlling interest in subsidiaries	(5,301)	(1,872)	(3,498)
Changes in non-controlling interests	2	1	(24)
Payments of lease liabilities	(48,553)	(41,530)
Proceeds from borrowings	658,156	1,332,716	1,019,302
Repayments of borrowings	(896,986)	(1,159,053)	(1,432,202)
Net cash used in financing activities	(375,319)	(353,758)	(900,442)
(Decrease) increase in cash and cash equivalents	(947,200)	1,133,789	109,468
Movement in cash and cash equivalents
At the beginning of the year	1,554,275	426,717	330,090
Effect of exchange rate changes	(22,492)	(6,231)	(12,841)
(Decrease) increase in cash and cash equivalents	(947,200)	1,133,789	109,468
At December 31,	584,583	1,554,275	426,717
Cash and cash equivalents:
Cash and cash equivalents	$ 1,554,275	$ 426,717	$ 426,717